SEGMENT INFORMATION (Schedule of Share Based Payment Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	$ 758	$ 1,369	$ 928
Share-based payments - discontinued operations
Total Share-based payments	758	1,369	928
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	659	1,265	841
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	$ 99	$ 104	$ 87